As filed with the Securities and Exchange Commission on August 17, 2007

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number:  811-05631

                      First Pacific Mutual Fund, Inc.
               --------------------------------------------------
              (Exact name of registrant as specified in charter)

                    2756 Woodlawn Drive, Suite #6-201
                          Honolulu, HI  96822
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Audrey C. Talley
                        Drinker Biddle & Reath LLP
                  One Logan Square, 18th and Cherry Streets
                         Philadelphia, PA  19103
                    ---------------------------------------
                    (Name and address of agent for service)


                              (808) 988-8088
                              --------------
              Registrant's telephone number, including area code

                   Date of fiscal year end:  September 30
                             ---------------

                Date of reporting period:  June 30, 2007
                            -----------------









Item 1.  Schedule of Investments.
The Registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

	                                                        Value
	Par Value	                                        (Note 1 (A))
                      HAWAII MUNICIPAL BONDS - 96.53%
		Hawaii County
			General Obligation Bonds - 4.83%
$         300,000			5.600%,	05/01/11	$	  317,274
          500,000			5.000%,	07/15/17		  524,430
	1,000,000			5.625%,	05/15/18		1,041,400
	1,000,000			5.625%,	05/15/19		1,041,400
	1,025,000			5.125%,	07/15/20		1,070,203
	1,250,000			5.125%,	07/15/21		1,305,125
	1,000,000			5.000%,	07/15/22		1,033,060
	1,000,000			5.000%,	07/15/23		1,030,920
									---------
									7,363,812
									---------

		Hawaii State
			General Obligation Bonds - 0.17%
	  135,000			6.000%,	10/01/08		  138,518
	  120,000			5.250%,	04/01/11		  122,478
									---------
									  260,996
									---------

			Airport Systems Revenue Bonds - 16.75%
	2,000,000			8.000%,	07/01/11		2,279,600
	  385,000			6.900%,	07/01/12		  414,745
	  685,000			6.900%,	07/01/12		  738,965
	4,580,000			6.500%,	07/01/13		4,922,767
	4,000,000			6.500%,	07/01/14		4,297,040
	  500,000			6.500%,	07/01/15		  536,690
	2,500,000			5.750%,	07/01/16		2,636,250
	3,235,000			5.750%,	07/01/17		3,408,881
	6,000,000			5.625%,	07/01/18		6,290,760
								       ----------
								       25,525,698
								       ----------

			Certificates of Participation - # 1 Capital District - 2.23%
	1,000,000			5.000%,	05/01/16		1,021,800
	  555,000			5.000%,	05/01/18		  566,883
	1,750,000			5.500%,	05/01/20		1,812,195
									---------
						                  	3,400,878
									---------



See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2007 (Unaudited)

							                 Value
	Par Value	                                        (Note 1 (A))

			Department of Budget & Finance Special Purpose Revenue Bonds
			     Hawaiian Electric Company, Inc. - 17.07%
$	5,430,000			5.750%,	12/01/18	$	5,665,771
	  125,000			6.150%,	01/01/20		  129,749
	1,125,000			5.700%,	07/01/20		1,177,672
	  115,000			5.450%,	11/01/23		  115,161
	9,825,000			5.650%,	10/01/27	       10,428,943
	8,085,000			6.200%,	11/01/29		8,497,335
								       ----------
								       26,014,631
								       ----------

			     Chaminade University - 0.82%
	1,270,000 			4.700%,	01/01/31		1,246,949
									---------

                             Hawaii Pacific Health - 0.77%
	1,140,000 			5.600%,	07/01/33		1,176,206
									---------

			     Kapiolani Health Care System - 1.08%
	1,525,000			6.400%,	07/01/13		1,640,854
									---------

			     Kuakini Hawaii Health System - 3.20%
	1,570,000			6.300%,	07/01/22		1,677,890
	3,000,000			6.375%,	07/01/32		3,203,310
									---------
									4,881,200
									---------

			     Mid Pacific Institute - 1.42%
	2,085,000 			5.000%,	01/01/26		2,156,390
									---------

			     The Queen's Health Systems - 0.07%
	  100,000			5.250%,	07/01/23		  103,390
									---------

			     Wilcox Hospital - 2.13%
	  800,000			5.250%,	07/01/13		  818,848
	2,245,000			5.350%,	07/01/18		2,302,854
	  115,000			5.500%,	07/01/28		  117,088
									---------
									3,238,790
									---------


See accompanying notes to schedule of investments.


HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2007 (Unaudited)

							                Value
	Par Value	                                        (Note 1 (A))

		  	Harbor Capital Improvements Revenue Bonds - 6.49%
$	2,000,000			5.750%,	07/01/12	$	2,043,200
	  500,000			5.000%,	01/01/14		  520,780
	1,580,000			5.250%,	01/01/16		1,659,079
	1,665,000			5.375%,	01/01/17		1,761,753
	  200,000			5.750%,	07/01/17		  204,320
	  500,000			5.500%,	07/01/19		  524,620
	2,505,000			5.250%,	01/01/21		2,629,123
	  520,000			5.750%,	07/01/29		  544,175
									---------
									9,887,050
									---------

			Hawaii Health Systems - 1.38%
	  760,000			3.800%,	02/15/13		  735,422
	1,370,000			4.700%,	02/15/19		1,367,506
									---------
									2,102,928
									---------

			Highway Revenue Bonds - 1.37%
	1,000,000			5.000%,	07/01/20		1,046,210
 	1,000,000			5.000%,	07/01/21		1,044,150
									---------
									2,090,360
									---------

			Housing Authority Single Family
				Mortgage Special Purpose Revenue Bonds - 3.03%
	  270,000			5.750%,	07/01/30		  276,661
	2,615,000			5.375%,	07/01/33		2,664,737
	1,645,000			5.000%,	07/01/36		1,683,822
									---------
									4,625,220
									---------

			Department of Hawaiian Homelands - 1.99%
	1,355,000			4.100%,	07/01/07		1,355,000
	1,465,000			4.250%,	07/01/09		1,471,373
	  200,000			4.450%,	07/01/11		  201,894
									---------
									3,028,267
									---------

				Hawaiian Homelands - COP Kapolei - 3.88%
	  950,000			4.125%,	11/01/23		  877,544
	1,755,000			4.250%,	11/01/26		1,631,255
	3,295,000			5.000%,	11/01/31		3,398,825
									---------
									5,907,624
									---------



See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2007 (Unaudited)

	                                                        Value
	Par Value	                                         (Note 1 (A))

			University Faculty Housing - 1.52%
$	  800,000			5.650%,	10/01/16	$	  803,592
	1,500,000			5.700%,	10/01/25		1,506,915
									---------
									2,310,507
									---------

			University of Hawaii - Revenue Bonds - 4.64%
	  750,000			5.500%,	07/15/16		  801,120
	2,500,000			5.000%,	07/15/29		2,590,000
	3,500,000			5.125%,	07/15/32		3,679,305
									---------
									7,070,425
									---------

		Honolulu City & County
			Board of Water Supply - 3.73%
	2,545,000			4.750%,	07/01/19		2,608,854
	2,000,000			4.750%,	07/01/20		2,046,540
	1,000,000			5.000%,	07/01/23		1,035,150
									---------
									5,690,544
									---------

			General Obligation Bonds - 1.12%
	  365,000			6.000%,	11/01/10		  388,762
	  275,000			5.125%,	07/01/15		  283,613
  	1,000,000			5.000%,	07/01/23		1,039,360
									---------
									1,711,735
									---------

			Housing Authority Multi-Family Mortgage Revenue Bonds
					Maunakea Apartments - 4.43%
	  373,000			5.750%,	11/20/09		  378,793
	6,020,000			6.500%,	05/20/41		6,374,698
									---------
									6,753,491
									---------

					Sunset Villas - 3.34%
	2,955,000			5.600%,	07/20/21		3,022,522
	2,000,000			5.700%,	07/20/31		2,074,100
									---------
									5,096,622
									---------








See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2007 (Unaudited)

	                                                        Value
	Par Value	                                         (Note 1 (A))

		Kauai County
			General Obligation Bonds - 4.96%
$	  410,000			5.850%,	08/01/07	$	  410,570
	1,280,000			5.850%,	08/01/07		1,281,779
	  595,000			6.250%,	08/01/19		  635,269
	  695,000			6.250%,	08/01/22		  742,038
	1,065,000			5.000%,	08/01/25		1,088,952
	3,280,000			5.000%,	08/01/27		3,394,374
									---------
									7,552,982
									---------

			Housing Authority Paanau Project - 0.59%
	  895,000			7.250%,	04/01/12		  893,935
									---------

		Maui County
			General Obligation Bonds - 3.52%
	  500,000			5.300%,	09/01/14		  506,155
	  500,000			5.000%,	09/01/17		  505,925
	  500,000			5.000%,	07/01/20		  525,485
	  500,000			4.500%,	07/01/21		  500,365
	  695,000			4.625%,	07/01/22		  702,902
	  525,000			5.000%,	03/01/23		  544,908
	1,000,000			5.000%,	07/01/23		1,043,390
	1,000,000			5.000%,	07/01/24		1,042,640
									---------
									5,371,770
									---------

	Total Hawaii Municipal Bonds (Cost $145,346,319)	      147,103,254
								      -----------
















See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2007 (Unaudited)

	                                                        Value
	Par Value	                                         (Note 1 (A))

                   VIRGIN ISLANDS MUNICIPAL BONDS - 0.08%
		Virgin Islands
			Public Finance Authority, Series A - 0.08%
$	  100,000			7.300%,	10/01/18	   $	  120,183
									---------

	Total Virgin Islands Municipal Bonds (Cost $99,625)	          120,183
									---------



Total Investments (Cost $147,250,914) (a)	         96.61%       147,223,437
	Other Assets Less Liabilities			  3.39%	        5,171,248
							-------		---------
	Net Assets					100.00%     $ 152,394,685
							=======		=========

   (a)	Aggregate cost for federal income tax purposes is $147,150,914.



At June 30, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:



			Gross unrealized appreciation		    $	2,595,576
			Gross unrealized (depreciation)  		 (818,084)
									  -------
				Net unrealized appreciation         $   1,777,492
									  =======




















See accompanying notes to schedule of investments.

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

	                                                        Value
	Par Value	                                         (Note 1 (A))

                        HAWAII MUNICIPAL BONDS -  89.61%
		Hawaii County
			General Obligation Bonds - 6.92%
$	  350,000			5.000%,	07/15/11	$	  363,426
	  250,000			4.000%,	07/15/13	    	  249,600
									---------
									  613,026
									---------

		Hawaii State
			Airport Systems Revenue Bonds - 5.37%
	  100,000			5.000%,	07/01/07		  100,000
	  100,000			6.900%,	07/01/12		  107,878
 	  250,000			6.375%,	07/01/12	    	  267,988
									---------
									  475,866
									---------

			Certificates of Participation  - Kapolei - 2.90%
 	  250,000			5.250%,	05/01/13	 	  256,573
									---------

			Department of Budget & Finance
				Special Purpose Revenue Bonds
				Chaminade University - 1.06%
	   95,000			4.000%,	01/01/11	 	   93,863
									---------

				Hawaiian Electric - 4.70%
	  400,000			4.950%,	04/01/12	 	  416,408
									---------

				Kapiolani Health Care Systems - 12.14%
	1,000,000			6.400%,	07/01/13	 	1,075,970
									---------

				Wilcox Hospital - 1.15%
	  100,000			5.250%,	07/01/13	 	  102,356
									---------

			General Obligation Bonds - 2.92%
  	  100,000			5.250%,	07/01/12		  105,695
  	  150,000			5.000%,	04/01/15	 	  152,826
									---------
									  258,521
									---------



See accompanying notes to schedule of investments.

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2007 (Unaudited)

	                                                        Value
	Par Value	                                         (Note 1 (A))

			Harbor Capital Improvements Revenue Bonds - 9.44%
$	  200,000			5.400%,	07/01/09	  $	  204,264
	   70,000			5.750%,	07/01/10		   73,177
	  210,000			5.000%,	07/01/10		  215,147
	  185,000			5.250%,	07/01/11		  188,913
	  150,000			5.000%,	07/01/12	    	  155,418
									---------
									  836,919
									---------

			Department of Hawaiian Homelands - 1.14%
	  100,000			4.450%,	07/01/11	 	  100,947
									---------

				Hawaiian Homelands - COP Kapolei - 2.25%
 	  210,000			3.750%,	11/01/16	 	  198,990
									---------

			Housing Authority
				Multi-Family Special Purpose Mortgage
				Revenue Bonds - 1.10%
	  100,000			3.700%,	01/01/13	 	   97,294
									---------

			Housing Authority
				Single Family Special Purpose Mortgage
				Revenue Bonds - 11.48%
	  300,000			4.800%,	07/01/07		  300,000
   	  265,000			4.650%,	07/01/12		  267,215
	  445,000			4.800%,	07/01/13	 	  450,331
									---------
									1,017,546
									---------

			University of Hawaii
				University Revenue Bonds - 4.55%
	  300,000			4.300%,	07/15/13	 	  304,197
	  100,000			4.000%,	07/15/16	 	   98,879
									---------
									  403,076
									---------

			Hawaii Health Systems Corp. - 3.28%
	  300,000			3.800%,	02/15/13	 	  290,298
									---------



See accompanying notes to schedule of investments.

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2007 (Unaudited)

	                                                         Value
	Par Value	                                          (Note 1 (A))

		Honolulu City & County
		    	General Obligation Bonds - 4.82%
$	  150,000			4.750%,	02/01/09	$ 	  151,808
	  100,000			5.000%,	07/01/09		  102,143
	  170,000			4.850%,	02/01/10	 	  173,119
									---------
									  427,070
									---------

			Honolulu Board of Water Supply - 3.84%
	  325,000			5.250%,	07/01/31		  340,694
									---------

			Waste System Revenue - 4.67%
	  200,000			4.400%,	07/01/11		  202,456
	  200,000			5.500%,	07/01/11	 	  211,260
									---------
									  413,716
									---------

			Multi-Family Mortgage Revenue Bond Maunakea - 0.77%
	   67,000			5.750%,	11/20/09		   68,040
									---------

	      Kauai County
			General Obligation Bonds - 2.83%
	   35,000			4.125%,	08/01/08		   35,143
	  215,000			4.125%,	08/01/08	  	  215,744
									---------
									  250,887
									---------
	      Maui County
			General Obligation Bonds - 2.28%
	  200,000			4.250%,	03/01/12	  	  202,180
									---------


	Total Hawaii Municipal Bonds (Cost $7,976,281)	    		7,940,240
									---------










See accompanying notes to schedule of investments.

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2007 (Unaudited)

	                                                        Value
	Par Value	                                         (Note 1 (A))

VIRGIN ISLANDS MUNICIPAL BONDS - 2.97%
		Virgin Islands Water & Power Authority
			Electric System Revenue - 2.97%
$	  250,000			5.000%,	 07/01/14	        $ 263,060
									---------

 	Total Virgin Islands Municipal Bonds (Cost $267,345)	          263,060
									---------


	Total Investments (Cost $8,243,626) (a)	 	 92.58%         8,203,300
	Other Assets Less Liabilities			  7.42%	    	  657,840
							-------		---------
	Net Assets					100.00%       $ 8,861,140
							=======		=========

   (a)	Aggregate cost for federal income tax purposes is $8,243,626



At June 30, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation		    $	   35,606
			Gross unrealized (depreciation)  		  (75,932)
									  -------
				Net unrealized depreciation         $     (40,326)
									  =======

















See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund and Hawaii Intermediate Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management
company.   As of June 30, 2007, Hawaii Municipal Fund is authorized to offer two
Classes of Shares:   Investor Shares and Institutional Shares, which have
different distribution charges and shareholder servicing fees which may affect performance. Effective July 13, 2007, shares of the Institutional Class are no longer offered for sale.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income
and expenses during the reported period.   Actual results could differ from
those estimates.

	(A)  SECURITY VALUATION
   	Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics,
   	in accordance with procedures established in good faith by the Board of
	Directors.   Securities with remaining maturities of 60 days or less are
	valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

	(B)  SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
	     SHAREHOLDERS
	Security transactions are recorded on the trade date.   Interest
	income is recorded on the accrual basis.   Bond discounts and premiums are
	amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

(2)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.


Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.





























                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Pacific Mutual Fund, Inc.

By:  /s/ Terrence K.H. Lee
-------------------------------------
     Terrence K.H. Lee, President and CEO

Date:  August 16, 2007
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Terrence K.H. Lee
-------------------------------------
     Terrence K.H. Lee, President and CEO

Date:  August16, 2007
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By:  /s/ Nora B. Simpson
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     Nora B. Simpson, Treasurer

Date:  August 16, 2007
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